Other service fees	12 Months Ended
Dec. 31, 2016
Disclosure Text Block
Other Service Fees

Note 37 – Other service fees

The following table presents the major categories of other service fees for the years ended December 31, 2016, 2015 and 2014.

(In thousands)	2016	2015	2014
Debit card fees	$46,241	$46,176	$43,146
Insurance fees	63,482	63,976	54,158
Credit card fees	70,526	68,166	67,639
Sale and administration of investment products	21,450	23,846	27,711
Trust fees	18,811	18,866	18,209
Other fees	14,260	15,060	14,402
Total other service fees	$234,770	$236,090	$225,265